Condensed Financial Information (Parent Company Only) (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net income	$ 12,764,450	$ 13,431,855
Net cash provided by operating activities	15,769,153	14,930,517
Dividends paid on preferred stock	(125,625)	(120,938)
Dividends paid on common stock	(3,711,224)	(3,675,082)
Net cash provided by financing activities	131,301,340	26,457,717
Net increase in cash	90,505,689	(50,705,815)
Cash Paid for Interest	19,043,100	11,684,800
Dividends declared	5,213,595	5,028,021
Parent Company [Member]
Net income	12,764,450	13,431,855
Equity in undistributed net income of subsidiary	(8,933,038)	(9,827,048)
Increase in income taxes receivable	(6,749)	(100,010)
Net cash provided by operating activities	3,824,663	3,504,797
Dividends paid on preferred stock	(125,625)	(120,938)
Dividends paid on common stock	(3,711,224)	(3,675,082)
Net cash provided by financing activities	(3,836,849)	(3,796,020)
Net increase in cash	(12,186)	(291,223)
Cash Beginning	1,081,158	1,372,381
Cash Ending	1,068,972	1,081,158
Cash Received for Income Taxes	323,825	223,816
Cash Paid for Interest	1,098,590	1,053,873
Dividends declared	5,213,595	5,028,021
(Increase) decrease in dividends payable attributable to dividends declared	(62,984)	29,507
Dividends reinvested	(1,439,387)	(1,382,446)
Total common shares dividends paid	$ 3,711,224	$ 3,675,082